RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - General (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,181,527	12,381,009
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,181,527	12,381,009
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	11,435,800	8,204,390
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	83,952	151,179
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	159,333	176,500
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,384,254	7,238,645
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	10,384,254	7,238,645
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others
Disclosure of financial assets [line items]
Financial assets	1,294,831	1,293,424
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,051,546	965,745
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	83,952	151,179
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	159,333	176,500
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,294,831	1,293,424
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,051,546	965,745
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	83,952	151,179
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	159,333	176,500
Other accounts receivable, simplified approach | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 4,502,442	$ 3,848,940